MATRIX GROWTH FUND
                           MATRIX EMERGING GROWTH FUND










                               SEMI-ANNUAL REPORT

                                  JUNE 30, 1999

                               MATRIX GROWTH FUND
                           MATRIX EMERGING GROWTH FUND

Dear Matrix Shareholder,

Following in the footsteps of four consecutive years of rising stock prices, the S&P 500 posted a very respectable 12.3% gain in the first half of 1999, while the Russell 2000 advanced an equally respectable 9.2%. The Matrix Growth and Emerging Growth Funds returned 8.1% and -5.0%, respectively, in the first half.

Conditions fueling rising stock prices have remained firmly in place but with an unexpected twist. While the key to gains in 1998 were slowing growth with benign inflation, 1999 has benefited from accelerating growth accompanied by virtual price stability. The prospect that we might attain the longest peacetime expansion in history has now come to pass, as the cumulative gains in production, capital investment, and real income have now eclipsed every period on the books. About the only looming shortage is the rapidly dwindling supply of unemployed workers to fill the rising supply of new jobs, while increasing stability in the Pacific Rim has rapidly dissipated fears economic contraction there would precipitate global deflation.

Even more remarkable has been the ability of the largest corporations to enhance their growth so long into an economic expansion. Though certain economic sectors like steel and utilities continue to languish, large diversified companies like GE and industry leaders like Intel continue to rack up superb earnings gains, while up-and-coming companies like Worldcom and BMC Software have sustained almost spectacular growth. And new arrivals on the corporate scene like AOL and At Home have quickly grown substantial enough to break into the ranks of blue chip portfolios like Matrix Growth Fund. By almost every measure corporate managers today are performing extrememly well.

Stocks of small companies have not kept pace with the highflying large capitalization stocks, and Matrix Emerging Growth performance was inpeded in the first half by several specific factors. The portfolio experienced an uncommonly high number of first quarter earnings disappointments which resulted in sharp price declines ranging from 30 to 50% for the respective stocks, and the second quarter presented a sudden rotation into value oriented issues which was to the disadvantage of the Fund's growth style. Relative performance of the benchmark Russell 2000 index was inflated on the upside by several surging internet issues which were removed from the index at the end of the period. Stocks which failed to meet earnings expectations have been eliminated and new portfolio additions have been selected with strong growth attributes, a number of which have already produced excellent gains.

Viewing the outlook from here, investors are presented with some pretty conspicuous contrasts. Second quarter earnings announcements suggest corporate earnings are again accelerating, and economists are raising estimates of future economic growth from below 3% to 4% and higher. It is widely known, however, that Fed Chairman Alan Greenspan's pet stock evaluation model indicates stock prices are 30-40% overvalued, and newly installed Treasury Secretary Larry Summers recently stated, "The only thing investors have to fear is the lack of fear itself". Though Mr. Greenspan has not repeated his remarks about "irrational exuberance" it doesn't appear policy makers are of a mind to do the stock market any favors in the near future, and after the trade and currency disruptions of 1998 it is hard to imagine the global economy can remain worry free indefinitely.

The managers of the Matrix Growth and Emerging Growth Funds will spare no effort to attain the best possible performance for our shareholders in this rewarding but extraordinary environment. We look forward to maintaing Matrix Funds as top-notch holding for our current and future shareholders.

Sincerely,

SENA-WELLER-ROHS-WILLIAMS-INC

                               MATRIX GROWTH FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
Shares   COMMON STOCKS: 99.2%                                          Value
--------------------------------------------------------------------------------
         AIRLINES: 1.7%
10,000   Comair Holdings, Inc....................................   $   208,125
                                                                    -----------
         CONGLOMERATES: 9.9%
11,000   General Electric Company................................     1,243,000
                                                                    -----------
         CONSUMER CYCLICAL: 3.3%
10,000   McDonald's Corp.........................................       413,125
                                                                    -----------
         CONSUMER NON-CYCLICAL: 15.4%
12,000   Albertson's Inc.........................................       618,750
 7,000   Colgate-Palmolive Company...............................       691,250
12,000   Schering-Plough Corp....................................       636,000
                                                                    -----------
                                                                      1,946,000
                                                                    -----------
         COMPUTER AND SOFTWARE: 2.1%
 5,000   BMC Software, Inc.......................................       270,000
                                                                    -----------
         ENERGY: 14.5%
 2,000   BP Amoco PLC ADR........................................       217,000
10,000   Enron Corp..............................................       817,500
 8,000   Mobil Corp..............................................       792,000
                                                                    -----------
                                                                      1,826,500
                                                                    -----------
         FINANCIAL: 16.1%
 8,000   American Express Company................................     1,041,000
23,000   Wells Fargo & Company...................................       983,250
                                                                    -----------
                                                                      2,024,250
                                                                    -----------
         INDUSTRIALS: 5.0%
10,000   Allied Signal Inc.......................................       630,000
                                                                    -----------
         INTERNET CONTENT: 6.9%
 3,000   America Online, Inc.....................................       331,500
10,000   Excite@Home Corp.*......................................       539,375
                                                                    -----------
                                                                        870,875
                                                                    -----------

                               MATRIX GROWTH FUND

--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
         MEDICAL - DRUGS: 2.8%
 5,000   Warner-Lambert Company..................................   $   346,875
                                                                    -----------
         SEMICONDUCTOR: 2.8%
 6,000   Intel Corp..............................................       357,000
                                                                    -----------
         TECHNOLOGY: 5.7%
16,400   Automatic Data Processing...............................       721,600
                                                                    -----------
         UTILITIES: 13.0%
13,000   Ameritech Corp..........................................       955,500
 8,000   MCI WorldCom Inc........................................       690,000
                                                                    -----------
                                                                      1,645,500
                                                                    -----------
         Total Common Stocks (cost $4,322,048)...................    12,502,850
                                                                    -----------

         Total Investments in Securities (cost $4,322,048): 99.2%    12,502,850
         Other Assets Less Liabilities: 0.8%.....................       103,025
                                                                    -----------
         Total Net Assets: 100.0%................................   $12,605,875
                                                                    ===========

* Non-income producing security.

See accompanying Notes to Financial Statements.

                               MATRIX GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
  Investments in securities, at value (cost $4,322,048)..........   $12,502,850
  Cash...........................................................       117,081
  Receivables:
    Fund shares sold.............................................         9,671
    Dividends....................................................         3,050
  Deferred organization costs ...................................         2,505
  Other assets...................................................         1,276
                                                                    -----------
    Total assets.................................................    12,636,433
                                                                    -----------
LIABILITIES
  Payables:
    Advisory fees................................................         2,846
    Administration fee...........................................         2,753
    Distribution fees............................................         7,912
  Accrued expenses...............................................        17,047
                                                                    -----------
    Total liabilities............................................        30,558
                                                                    -----------
NET ASSETS.......................................................   $12,605,875
                                                                    ===========
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    ($12,605,875/578,670 shares outstanding; unlimited
    number of shares authorized without par value)...............   $     21.78
                                                                    ===========
COMPONENTS OF NET ASSETS
  Paid-in capital................................................   $ 2,283,733
  Undistributed net investment loss..............................       (34,169)
  Undistributed net realized gain on investments.................     2,175,509
  Net unrealized appreciation on investments.....................     8,180,802
                                                                    -----------
    Net assets...................................................   $12,605,875
                                                                    ===========

See accompanying Notes to Financial Statements.

                               MATRIX GROWTH FUND

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
    Dividends....................................................   $    66,648
    Interest.....................................................        11,993
                                                                    -----------
          Total income...........................................        78,641
                                                                    -----------
  Expenses
    Advisory fees................................................        58,017
    Distribution fees............................................        16,116
    Administration fee...........................................        14,876
    Fund accounting fees.........................................         9,782
    Transfer agent fees..........................................         7,220
    Audit fee....................................................         7,039
    Custody fees.................................................         4,661
    Legal fees...................................................         2,559
    Amortization of deferred organization costs..................         2,480
    Trustee fees.................................................         2,275
    Miscellaneous................................................         1,759
    Reports to shareholders......................................         1,759
    Registration fees............................................         1,035
    Insurance....................................................           344
                                                                    -----------
      Total expenses.............................................       129,922
      Less: expenses waived and reimbursed.......................       (17,112)
                                                                    -----------
      Net expenses...............................................       112,810
                                                                    -----------
      NET INVESTMENT LOSS........................................       (34,169)
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain from security transactions...................     2,069,346
  Net unrealized depreciation on investments.....................    (1,021,545)
                                                                    -----------
    Net realized and unrealized gain on investments..............     1,047,801
                                                                    -----------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......   $ 1,013,632
                                                                    ===========

See accompanying Notes to Financial Statements.

                               MATRIX GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------
                                                                     Six Months         Year
                                                                       Ended            Ended
                                                                   June 30, 1999#  December 31, 1998
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss............................................   $   (34,169)      $   (49,739)
  Net realized gain from security transactions...................     2,069,346         1,156,986
  Net unrealized appreciation (depreciation) on investments......    (1,021,545)        1,233,028
                                                                    -----------       -----------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......     1,013,632         2,340,275
                                                                    -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From realized gain on investments..............................            --        (1,309,143)
                                                                    -----------       -----------
CAPITAL SHARE TRANSACTIONS
  Net decrease in net assets resulting from net change in
    outstanding shares (a).......................................    (1,953,227)          (53,812)
                                                                    -----------       -----------
      TOTAL INCREASE (DECREASE) IN NET ASSETS....................      (939,595)          977,320
NET ASSETS
Beginning of period..............................................    13,545,470        12,568,150
                                                                    -----------       -----------
END OF PERIOD....................................................   $12,605,875       $13,545,470
                                                                    ===========       ===========

(a) A summary of capital share transactions is as follows:

                                                      Six Months Ended                  Year Ended
                                                       June 30, 1999#                December 31, 1998
                                                  --------------------------     --------------------------
                                                    Shares          Value           Shares         Value
                                                  -----------    -----------     -----------    -----------
Shares sold.....................................       10,174    $   205,673          18,675    $   375,201
Shares issued in reinvestment of distribution...           --             --          64,225      1,203,586
Shares redeemed.................................     (103,905)    (2,158,900)        (84,711)    (1,632,599)
                                                  -----------    -----------     -----------    -----------
Net decrease....................................      (93,731)   $(1,953,227)         (1,811)   $   (53,812)
                                                  ===========    ===========     ===========    ===========

# Unaudited.

See accompanying Notes to Financial Statements.

                               MATRIX GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR

----------------------------------------------------------------------------------------------------------

                                         Six Months                  Year Ended December 31,
                                           Ended        --------------------------------------------------
                                        June 30, 1999*   1998       1997       1996       1995       1994
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...   $20.14       $18.64     $15.09     $14.96     $13.45     $14.51
                                           ------       ------     ------     ------     ------     ------
Income from investment operations:
    Net investment (loss) income .......    (0.06)       (0.07)     (0.06)     (0.01)      0.10       0.05
    Net realized and unrealized gain
      (loss) on investments ............     1.70         3.72       5.24       2.69       3.06      (0.75)
                                           ------       ------     ------     ------     ------     ------
Total from investment operations .......     1.64         3.65       5.18       2.68       3.16      (0.70)
                                           ------       ------     ------     ------     ------     ------
Less distributions:
    From net investment income .........       --           --         --         --      (0.10)     (0.05)
    From net realized gains ............       --        (2.15)     (1.63)     (2.55)     (1.55)     (0.31)
                                           ------       ------     ------     ------     ------     ------
Total distributions ....................       --        (2.15)     (1.63)     (2.55)     (1.65)     (0.36)
                                           ------       ------     ------     ------     ------     ------
Net asset value, end of period .........   $21.78       $20.14     $18.64     $15.09     $14.96     $13.45
                                           ======       ======     ======     ======     ======     ======
Total return ...........................     8.14%+      20.44%     34.57%     17.93%     23.52%     (4.82)%

Ratios/supplemental data:
Net assets, end of year (millions) .....   $ 12.6       $ 13.5     $ 12.6     $ 12.1     $ 12.3     $ 15.5

Ratio of expenses to average net assets:
    Before expense reimbursement .......     2.02%++      2.00%      1.98%      1.99%      1.76%      1.84%
    After expense reimbursement ........     1.75%++      1.75%      1.75%      1.75%      1.75%      1.84%

Ratio of net investment income (loss)
  to average net assets:
    Before expense reimbursement .......    (0.80)%++    (0.63)%    (0.57)%    (0.33)%     0.47%      0.29%
    After expense reimbursement ........    (0.53)%++    (0.38)%    (0.34)%    (0.08)%     0.48%      0.29%

Portfolio turnover rate ................       --%           1%        --%        --%        27%        25%

*  Unaudited.
+  Not annualized.
++ Annualized.

See accompanying Notes to Financial Statements.

                           MATRIX EMERGING GROWTH FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
Shares   COMMON STOCKS: 98.3%                                          Value
--------------------------------------------------------------------------------
         ADVERTISING SERVICES: 3.3%
 8,000   Access Worldwide Communication, Inc.*...................   $    50,000
 1,500   Modem Media Pope Tyson, Inc.*...........................        34,312
 3,500   Snyder Communications, Inc.*............................       114,625
                                                                    -----------
                                                                        198,937
                                                                    -----------
         BROADCASTING RADIO/TV: 2.7%
 1,800   Citadel Communications Corp.*...........................        65,137
 2,300   Young Broadcasting Corp., Class A*......................        97,894
                                                                    -----------
                                                                        163,031
                                                                    -----------
         BUILDING AND CONSTRUCTION: 1.6%
 3,906   Palm Harbor Homes, Inc.*................................        97,894
                                                                    -----------
         BUSINESS SERVICES: 1.5%
 3,000   HNC Software, Inc.*.....................................        92,437
                                                                    -----------
         CHEMICALS: 2.3%
 3,000   Cambrex Corp............................................        78,750
 1,700   OM Group, Inc...........................................        58,650
                                                                    -----------
                                                                        137,400
                                                                    -----------
         COMMERCIAL SERVICES: 4.7%
 1,200   Lason, Inc.*............................................        59,550
 3,575   NOVA Corp.*.............................................        89,375
 3,000   Prepaid Legal Service, Inc.*............................        81,563
 4,000   RCM Technologies, Inc.*.................................        53,000
                                                                    -----------
                                                                        283,488
                                                                    -----------
         COMPUTERS AND SOFTWARE: 13.6%
 2,250   Advent Software, Inc.*..................................       150,750
 3,500   Cisco Systems, Inc.*....................................       225,750
 3,000   Comverse Technology, Inc.*..............................       226,500
 5,887   Oracle Corp.*...........................................       218,555
                                                                    -----------
                                                                        821,555
                                                                    -----------
         CONSULTING SERVICES: 1.0%
 2,500   Professional Detailing, Inc.*...........................        58,750
                                                                    -----------

                           MATRIX EMERGING GROWTH FUND

--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
         DAY CARE: 1.2%
 4,000   Bright Horizons Family Solutions*.......................   $    75,500
                                                                    -----------
         EDUCATIONAL SOFTWARE: 1.1%
 4,000   CBT Group Public Ltd. Sponsored ADR*....................        66,000
                                                                    -----------
         ELECTRONICS: 4.4%
 1,500   Applied Micro Circuits Corp.*...........................       123,375
 1,000   Broadcom Corp., Class A*................................       144,562
                                                                    -----------
                                                                        267,937
                                                                    -----------
         FINANCIAL SERVICES: 3.5%
   500   Donaldson, Lufkin Jenrette, Inc.*.......................        14,750
 3,500   Freedom Securities Corp.................................        59,938
 2,756   Litchfield Financial Corp...............................        46,680
 1,866   Radian Group, Inc.......................................        91,111
                                                                    -----------
                                                                        212,479
                                                                    -----------
         HEALTH PRODUCTS/CARE: 2.0%
 1,200   United Healthcare Corp. ................................        75,150
                                                                    -----------
         INDUSTRIALS: 4.0%
 3,000   Covance, Inc.*..........................................        71,812
 4,200   Kendle International, Inc.*.............................        67,200
 4,500   Res-Care, Inc.*.........................................       102,375
                                                                    -----------
                                                                        241,387
                                                                    -----------
         INSURANCE: 1.5%
 2,666   Mutual Risk Management, Ltd.............................        88,978
                                                                    -----------
         INTERNET CONTENT: 4.4%
 3,500   Excite@Home Corp.*......................................       188,781
 1,500   Covad Communications Group*.............................        79,969
                                                                    -----------
                                                                        268,750
                                                                    -----------
         LASER SYSTEMS: 4.1%
 1,500   Uniphase Corp.*.........................................       249,000
                                                                    -----------

                           MATRIX EMERGING GROWTH FUND

--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
         MEDICAL SERVICES AND SUPPLIES: 5.0%
 4,000   Express Scripts, Inc., Class A*.........................   $   240,750
 5,000   US Oncology, Inc.*......................................        60,000
                                                                    -----------
                                                                        300,750
                                                                    -----------
         MEDICAL SUPPLIES: 5.9%
 4,500   Guidant Corp............................................       231,469
 3,400   Ocular Sciences, Inc.*..................................        59,075
 6,000   PSS World Medical, Inc.*................................        67,125
                                                                    -----------
                                                                        357,669
                                                                    -----------
         OIL AND GAS PRODUCERS: 2.3%
 7,000   Comstock Resources, Inc.*...............................        23,187
 4,500   Cross Timbers Oil Company...............................        66,938
 5,000   Ocean Energy, Inc.*.....................................        48,125
                                                                    -----------
                                                                        138,250
                                                                    -----------
         OIL EQUIPMENT, WELLS AND SERVICES: 0.9%
 6,000   R&B Falcon Corp.*.......................................        56,250
                                                                    -----------
         OTHER RETAIL: 2.6%
 3,125   99 Cents Only Stores*...................................       156,055
                                                                    -----------
         PHARMACEUTICALS: 4.8%
 4,600   Elan Corp. PLC ADR*.....................................       127,650
 2,600   Transkaryotic Therapies, Inc.*..........................        85,800
 3,478   Watson Pharmaceuticals, Inc.............................       121,947
                                                                    -----------
                                                                        335,397
                                                                    -----------
         PHYSICAL THERAPY/REHAB CENTER: 1.0%
 4,000   HealthSouth Corp.*......................................        59,750
                                                                    -----------
         SAVINGS AND LOANS/THRIFTS: 2.4%
 3,000   Net B@nk, Inc.*.........................................       114,000
   800   Telebank Financial Corp.*...............................        31,000
                                                                    -----------
                                                                        145,000
                                                                    -----------

                           MATRIX EMERGING GROWTH FUND

--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
         SCHOOLS: 2.2%
 2,000   Apollo Group, Inc.*.....................................   $    53,125
 3,000   Sylvan Learning Systems, Inc.*..........................        81,563
                                                                    -----------
                                                                        134,688
                                                                    -----------
         TELECOMMUNICATIONS: 11.8%
 3,625   Excel Switching Corp.*..................................       108,523
 1,637   Global Crossing Ltd.*...................................        69,675
 3,000   MCI Worldcom, Inc.*.....................................       258,750
 2,300   Pacific Gateway Exchange, Inc.*.........................        66,988
 5,987   Star Telecommunications, Inc.*..........................        46,773
 1,000   Teligent, Inc.*.........................................        59,813
 1,000   Terayon Communication System*...........................        55,875
 1,000   Tut Systems, Inc.*......................................        48,937
                                                                    -----------
                                                                        715,334
                                                                    -----------
         TRAVEL SERVICES: 2.5%
 2,800   Galileo International, Inc..............................       149,625
                                                                    -----------
         Total Common Stocks (cost $3,493,877)...................     5,947,441
                                                                    -----------
         Total Investments in Securities (cost $3,493,877): 98.3%     5,947,441
         Other Assets Less Liabilities: 1.7%.....................       105,588
                                                                    -----------
         Total Net Assets: 100.0%................................   $ 6,053,029
                                                                    ===========

* Non-income producing security.

See accompanying Notes to Financial Statements.

                           MATRIX EMERGING GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
  Investments in securities, at value (cost $3,493,877)..........   $ 5,947,441
  Cash...........................................................        98,901
  Receivables:
    Securities sold..............................................        23,974
    Fund shares sold.............................................         5,746
    Dividends and interest.......................................            45
    Due from Advisor.............................................         1,644
  Deferred organization costs....................................         4,803
                                                                    -----------
    Total assets.................................................     6,082,554
                                                                    -----------
LIABILITIES
  Payables:
    Administration fee...........................................         2,636
    Distribution fees............................................         3,761
  Accrued expenses...............................................        23,128
                                                                    -----------
    Total liabilities............................................        29,525
                                                                    -----------
NET ASSETS.......................................................   $ 6,053,029
                                                                    ===========
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    ($6,053,029/407,901 shares outstanding; unlimited
    number of shares authorized without par value)...............   $     14.84
                                                                    ===========
COMPONENTS OF NET ASSETS
  Paid-in capital................................................   $ 4,417,205
  Undistributed net investment loss .............................       (56,408)
  Undistributed net realized loss on investments.................      (761,332)
  Net unrealized appreciation on investments.....................     2,453,564
                                                                    -----------
    Net assets...................................................   $ 6,053,029
                                                                    ===========

See accompanying Notes to Financial Statements.

                           MATRIX EMERGING GROWTH FUND

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
    Interest.....................................................   $     4,196
    Dividends....................................................         2,280
                                                                    -----------
      Total income...............................................         6,476
                                                                    -----------
  Expenses
    Advisory fees................................................        28,298
    Administration fee...........................................        14,876
    Fund accounting fees.........................................        10,159
    Distribution fees............................................         7,861
    Audit fee....................................................         7,039
    Transfer agent fees..........................................         5,532
    Registration fees............................................         4,209
    Custody fees.................................................         3,145
    Amortization of deferred organization costs..................         2,976
    Legal fees...................................................         2,208
    Trustee fees.................................................         1,797
    Miscellaneous................................................         1,759
    Reports to shareholders......................................         1,257
    Insurance....................................................           650
                                                                    -----------
      Total expenses.............................................        91,766
      Less: expenses waived and reimbursed.......................       (28,882)
                                                                    -----------
      Net expenses...............................................        62,884
                                                                    -----------
      NET INVESTMENT LOSS........................................       (56,408)
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss from security transactions...................      (478,190)
  Net  unrealized appreciation on investments....................       175,582
                                                                    -----------
    Net realized and unrealized loss on investments..............      (302,608)
                                                                    -----------
      NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.......   $  (359,016)
                                                                    ===========

See accompanying Notes to Financial Statements.

                           MATRIX EMERGING GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------
                                                           Six Months           Year
                                                             Ended              Ended
                                                         June 30, 1999*   December 31, 1998
-------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net investment loss..................................   $   (56,408)      $  (114,307)
  Net realized loss from security transactions.........      (478,190)         (195,449)
  Net  unrealized appreciation on investments..........       175,582            58,539
                                                          -----------       -----------
      NET DECREASE IN NET ASSETS RESULTING
        FROM OPERATIONS................................      (359,016)         (251,217)
                                                          -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gains..............................            --          (103,792)
                                                          -----------       -----------
CAPITAL SHARE TRANSACTIONS
  Net increase (decrease) in net assets derived
    from net change in outstanding shares (a)..........      (412,735)          215,079
                                                          -----------       -----------
      TOTAL DECREASE IN NET ASSETS ....................      (771,751)         (139,930)
NET ASSETS
  Beginning of period..................................     6,824,780         6,964,710
                                                          -----------       -----------
  END OF PERIOD .......................................   $ 6,053,029       $ 6,824,780
                                                          ===========       ===========

(a) A summary of capital share transactions is as follows:

                                                       Six Months Ended                Year Ended
                                                        June 30, 1999#              December 31, 1998
                                                  --------------------------    --------------------------
                                                    Shares          Value         Shares          Value
                                                  -----------    -----------    -----------    -----------
Shares sold.....................................       17,681    $   269,510         59,862    $ 1,031,630
Shares issued in reinvestment of distribution...           --             --          3,755         53,016
Shares redeemed.................................      (46,696)      (682,245)       (53,153)      (869,567)
                                                  -----------    -----------    -----------    -----------
  Net decrease..................................      (29,015)   $  (412,735)        10,464    $   215,079
                                                  ===========    ===========    ===========    ===========

* Unaudited.

See accompanying Notes to Financial Statements.

                           MATRIX EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

-------------------------------------------------------------------------------------------------------
                                          Six Months       Year Ended December 31,      April 4, 1995*
                                            Ended       ----------------------------       through
                                        June 30, 1999#   1998       1997       1996    December 31,1995
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....    $15.62      $16.33     $14.24     $12.98       $10.00
                                            ------      ------     ------     ------       ------
Income from investment operations:
    Net investment loss.................     (0.14)      (0.26)     (0.21)     (0.18)       (0.03)
    Net realized and unrealized gain
      (loss) on investments.............     (0.64)      (0.21)      2.56       1.54         3.01
                                            ------      ------     ------     ------       ------
Total from investment operations........     (0.78)      (0.47)      2.35       1.36         2.98
                                            ------      ------     ------     ------       ------
Less distributions:
    From net realized gains.............        --       (0.24)     (0.26)     (0.10)          --
                                            ------      ------     ------     ------       ------

Net asset value, end of period..........    $14.84      $15.62     $16.33     $14.24       $12.98
                                            ======      ======     ======     ======       ======
Total return............................     (4.99)%**   (2.72)%    16.58%     10.47%       42.09%**

Ratios/supplemental data:
Net assets, end of period (millions)....    $  6.1      $  6.8     $  7.0     $  5.7       $  4.3

Ratio of expenses to average net assets:
    Before expense waiver/
      reimbursement.....................      2.92%+      2.70%      2.71%      3.13%        3.43%+
    After expense waiver/
      reimbursement.....................      2.00%+      2.00%      2.00%      2.00%        2.00%+

Ratio of net investment loss to
  average net assets:
    Before expense waiver/
      reimbursement......................    (2.71)%+    (2.29)%    (2.19)%    (2.53)%      (1.87)%+
    After expense waiver/
      reimbursement......................    (1.80)%+    (1.59)%    (1.48)%    (1.40)%      (0.43)%+

Portfolio turnover rate..................       13%         25%        41%        30%          10%

* Commencement of operations.
+ Annualized.
# Unaudited.
** Not annualized.

See accompanying Notes to Financial Statements.

                               MATRIX GROWTH FUND
                           MATRIX EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

The Matrix Growth Fund and the Matrix Emerging Growth Fund (the "Funds") are each a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), and are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. The Funds began operations on May 14, 1986 and April 4, 1995, respectively. Prior to January 1, 1995, Matrix Growth Fund was a series of the Gateway Trust, a family of four no-load, diversified mutual funds. The investment objectives of the Funds are long-term growth of capital and long-term capital appreciation, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or included in the Nasdaq National Market System are valued at the last reported sales price at the close of regular trading on the last business day of the reporting period; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. DEFERRED ORGANIZATION COSTS. The costs incurred by the Funds with respect to adopting their current management and trust agreements, and initial organization for Matrix Emerging Growth, have been deferred and are being amortized using the straight-line method over a period of five years from January 1, 1995 for Matrix Growth and April 4, 1995 for Matrix Emerging Growth.

     E. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

                               MATRIX GROWTH FUND
                           MATRIX EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------
NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Sena-Weller-Rohs-Williams, Inc. (the "Advisor") provides the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 0.90% based upon the average daily net assets of the Funds up to $50 million per Fund, 0.70% of the next $50 million and 0.60% of all such assets over $100 million. For the six months ended June 30, 1999, the advisory fees incurred were $58,017 for Matrix Growth and $28,298 for Matrix Emerging Growth.

     The Advisor has agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit the Funds' aggregate annual operating expenses, excluding brokerage commissions and other portfolio transactions expenses, interest, taxes, capital expenditures and extraordinary expenses, to 1.75% and 2.00% of average daily net assets for the Matrix Growth and the Matrix Emerging Growth, respectively, through June 30, 1999. As a result, the Advisor has reimbursed the Funds for expenses in excess of the limit in the amounts of $17,112 for Matrix Growth and $28,882 for Matrix Emerging Growth for the six months ended June 30, 1999.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee from each Fund at the following annual rates:

     Under $15 million             $30,000
     $15 to $50 million            0.20% of average daily net assets
     $50 to $100 million           0.15% of average daily net assets
     $100 to $150 million          0.10% of average daily net assets
     Over $150 million             0.05% of average daily net assets

     For the six months ended June 30, 1999, Matrix Growth and Matrix Emerging Growth each incurred $14,876 in administration fees.

     Reynolds DeWitt Securities Company (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Advisor.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

NOTE 4 - DISTRIBUTION PLAN

     The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Advisor as Distribution Coordinator at an annual rate of up

                               MATRIX GROWTH FUND
                           MATRIX EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------
to 0.25% of the average daily net assets of the Funds. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. For the six months ended June 30, 1999, Matrix Growth and Matrix Emerging Growth incurred distribution fees of $16,116 and $7,861, respectively.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from sales of securities, other than short-term investments, were $2,599,727 and $3,639,981, respectively, for Matrix Growth and $819,054 and $990,441, respectively, for Matrix Emerging Growth.

NOTE 6 - TAX BASIS APPRECIATION

     At June 30, 1999, the basis of securities for federal tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation of securities were as follows:

                                                 Matrix Growth   Matrix Emerging
                                                     Fund          Growth Fund
                                                  -----------      -----------
     Gross unrealized appreciation.............   $ 8,229,327      $ 2,846,865
     Gross unrealized depreciation.............       (48,525)        (393,301)
                                                  -----------      -----------
       Net unrealized appreciation.............   $ 8,180,802      $ 2,453,564
                                                  ===========      ===========

                                     ADVISOR
                         Sena Weller Rohs Williams, Inc.
                                 300 Main Street
                             Cincinnati, Ohio 45202
                                 (513) 621-2875
                                 (800) 877-3344
                                        *
                                   DISTRIBUTOR
                       Reynolds DeWitt Securities Company
                  a division of Sena Weller Rohs Williams, Inc.
                                 300 Main Street
                             Cincinnati, Ohio 45202
                                 (513) 621-2875
                                 (800) 877-3344
                                        *
                                    CUSTODIAN
                     Firstar Institutional Custody Services
                                425 Walnut Street
                             Cincinnati, Ohio 45202
                                        *
                                 TRANSFER AGENT
                          American Data Services, Inc.
                                  P.O. Box 5536
                         Hauppauge, New York 11788-0132
                                        *
                                    AUDITORS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                        Philadelphia, Pennsylvania 19103
                                        *
                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104


This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.